Debt - ABN AMRO-SEB Credit Facility (Details)	1 Months Ended	6 Months Ended
	Jun. 30, 2018 USD ($) item	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Debt
Write-off of deferred financing fees		$ 7,035,000	$ 867,000
ABN AMRO/SEB Credit Facility
Debt
Maximum borrowing capacity	$ 120,600,000	$ 120,600,000
Net debt to capitalization ratio		0.65
Consolidated tangible net worth		$ 1,265,728,005
Cumulative positive net income		25.00%
Net proceeds of equity issuance		50.00%
Covenant liquidity requirement amount	25,000,000	$ 25,000,000
Consolidated liquidity requirement per each owned vessel	500,000	500,000
Consolidated liquidity requirement per each chartered-in vessel	250,000	250,000
Borrowings	$ 120,600,000	120,600,000
ABN AMRO/SEB Credit Facility | First eight quarterly installments
Debt
Quarterly payment amount		2,900,000
ABN AMRO/SEB Credit Facility | Remaining quarterly installments
Debt
Quarterly payment amount		$ 2,500,000
ABN AMRO/SEB Credit Facility | Borrowings, Financial Covenants from the date of agreement to second Anniversary
Debt
Aggregate of the fair market value of the vessels provided as collateral		130.00%
ABN AMRO/SEB Credit Facility | Borrowings, Financial Covenants, Year Three and Thereafter
Debt
Aggregate of the fair market value of the vessels provided as collateral		140.00%
ABN AMRO/SEB Credit Facility | London Interbank Offered Rate (LIBOR)
Debt
Adjustment to interest rate basis	2.60%	2.60%
K-Sure Credit Facility
Debt
Debt refinanced	$ 87,600,000
Write-off of deferred financing fees		$ 3,300,000
Number of vessels refinanced | item	5
K-Sure Credit Facility | Handymax
Debt
Number of vessels refinanced | item	1
K-Sure Credit Facility | MR
Debt
Number of vessels refinanced | item	1
K-Sure Credit Facility | LR2
Debt
Number of vessels refinanced | item	3